Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Taxes [Abstract]
Summary of deferred tax assets and liabilities

Deferred tax assets	December 31, 2020	(Charged)/credited		December 31, 2021	(Charged)/credited		December 31, 2022	(Charged)/credited		December 31, 2023
		to profit or loss	directly to equity / CTA		to profit or loss	directly to equity / CTA		to profit or loss	directly to equity / CTA

Derivative options (a)	—	—	—	—	6	—	6	10,326	311	10,643
Employee profit sharing provision and other personnel accruals (b)	1,945	1,623	430	3,998	603	168	4,769	(1,675)	155	3,249
Deferred tax on intangible assets from business combination	—	—	—	—	770	6	776	952	90	1,818
Management fee provision	391	(359)	(32)	—	—	—	—	—	—	—
Business combination – earnout	—	—	—	—	191	—	191	420	28	639
Tax losses	—	—	—	—	78	(3)	75	(54)	5	26
Tax on Accrual for expenses	—	107	1	108	(92)	25	41	(28)	2	15
Tax depreciation of fixed assets	—	(52)	(223)	(275)	(248)	(35)	(558)	249	1	(308)
Deferred tax on performance fees - IFRS 15	—	(40)	(83)	(123)	(3,164)	(294)	(3,581)	3,138	(182)	(625)
Gain from bargain purchase	—	6	(164)	(158)	15	1	(142)	36	(1)	(107)
Impact of IFRS 16	(185)	58	34	(93)	274	(5)	176	(4)	2	174
Other	2	(32)	19	(11)	2	5	(4)	(44)	(4)	(52)
Net deferred tax assets	2,153	1,311	(18)	3,446	(1,565)	(132)	1,749	13,316	407	15,472

(a)Deferred tax on temporary differences from fair value movements of VBI Option arrangements as a result of changes in unobservable inputs impacting the fair value of the VBI Option arrangements to exercise in order to acquire the non-controlling interest of VBI in accordance with the pre-determined inputs of the VBI Option arrangements. The impact from the movements in fair value impacting deferred tax are derived from the fair value adjustments booked in a Brazilian tax jurisdiction for the subsidiary of the group holding both VBI Option arrangements and measured at fair value at the Brazilian subsidiary level which has no control over VBI. The difference in measurement basis between subsidiary and consolidated level is due to control existing only at the consolidated level and consequently there is a deferred tax asset impact arising from unrealized losses on the VBI put option.
(b)Deferred tax on temporary differences in the provision for employee profit-sharing.